Share capital and warrants - Assumptions used (Details)	Dec. 31, 2023 Y $ / shares	Mar. 17, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.783	66	0.690
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.0400	2.9	0.0400
Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	3.4	4	4.4
Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	2.91	6.20	4.30